AUDIT COMMITTEE CHARTER

(Adopted July 26, 2018)

Membership and Qualifications

The audit committee (the “Committee”) of High Income Securities Fund (the “Fund”) shall consist of no fewer than 3 members. Such members shall be appointed by the Fund’s Board of Trustees (the “Board”). Subject to earlier removal by the Board or resignation from the Committee, each member shall serve until he or she is no longer a trustee of the Fund. The Board, in its sole discretion, may remove members of the Committee at any time and for any reason. Any such vacancy shall be filled by the Board.

The Committee members shall elect a chairperson (the “Chairperson”) by a vote of a majority of the full Committee, or, if the members have failed to do so, then the Board shall designate the Chairperson.

No member of the Committee shall be an “interested person” of the Fund, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Board shall determine and designate annually a member of the Committee as “an audit committee financial expert” as defined in Item 3 of Form N-CSR.

Purpose

The purposes of the Committee are:

(a)        to oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers;

(b)        to oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof;

(c)        to oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits;

(d)        to approve prior to appointment the engagement of the Fund’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors; and

(e)        to act as liaison between the Fund’s independent auditors and the full Board.

The independent auditors for the Fund shall report directly to the Committee.

Structure and Meetings

The Chairperson shall, after consultation with the other members of the Committee, (i) determine the dates, times and places for meetings of the Committee, and (ii) set the agenda for each meeting. The Committee shall hold two regularly scheduled meetings each year, and such additional meetings as the

Chairperson determines are warranted under the circumstances in order for the Committee to fulfill its mandate. The Chairperson shall preside at each meeting of the Committee, except that in the absence of the Chairperson at any particular meeting, then the Committee member designated by the Chairperson shall preside at such meeting. A majority of the total number of Committee members then in office shall constitute a quorum for the transaction of Committee business and all matters to be decided by the Committee shall be decided by the affirmative vote of a majority of the members present in person, by telephone or by proxy at a duly called meeting of the Committee.

Duties and Responsibilities

To carry out its purposes, the Committee shall have the following duties, powers and responsibilities:

(a)        to approve prior to appointment the engagement of auditors to annually audit and provide their opinion on the Fund’s financial statements, to recommend to those Board members who are not “interested persons” of the Fund, as such term is defined in Section 2(a)(19) of the 1940 Act the selection, retention and termination of the Fund’s independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors;

(b)        to approve prior to appointment the engagement of the auditor to provide other audit services to the Fund or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser (“adviser affiliate”) that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

(c)        to develop, to the extent deemed appropriate by the Committee, policies and procedures for pre-approval of the engagement of the Fund’s auditors to provide any of the services described in (b) above;

(d)        to consider the controls applied by the auditors and any measures taken by management in an effort to assure that all items requiring a pre-approval by the Committee are identified and referred to the Committee in a timely fashion;

(e)        to consider whether the non-audit services provided by the Fund’s auditor to the Fund’s investment adviser or any adviser affiliate that provides ongoing services to the Fund, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

(f)        to review the arrangements for and scope of the annual audit and any special audits;

(g)        to review and approve the fees proposed to be charged to the Fund by the auditors for each audit and non-audit service;

(h)        to consider information and comments from the auditors with respect to the Fund’s accounting and financial reporting policies, procedures and internal control over financial reporting (including the Fund’s critical accounting policies and practices), to consider management’s responses to any such comments and, to the extent the Committee deems necessary or appropriate, to promote improvements in the quality of the Fund’s accounting and financial reporting;

(i)        to consider information and comments from the Auditors with respect to, and meet with auditors to discuss any matters of concern relating to, the Fund’s financial statements, including any adjustments to such statements recommended by the auditors, and to review the auditors’ opinion on the Fund’s financial statements;

(j)        to resolve disagreements between management and the auditors regarding financial reporting;

(k)        to review with the Fund’s principal executive officer and/or principal financial officer, in connection with required certifications on Form N-CSR, any significant deficiencies in the design or operation of internal control over financial reporting or material weaknesses therein and any reported evidence of fraud involving management or other employees who have a significant role in the Fund’s internal control over financial reporting;

(l)        to establish procedures for the receipt, retention and treatment of complaints received by the Fund relating to accounting, internal accounting controls, or auditing matters, and the confidential, anonymous submission by employees of the Fund of concerns about accounting or auditing matters, and to address reports from attorneys or auditors of possible violations of federal or state law or fiduciary duty;

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including appropriate funding, as determined by the Committee, for payment of compensation to the auditors for the purpose of conducting the audit and rendering their audit report, the authority to retain and compensate special counsel and other experts or consultants, including Internal Control consultants, as the Committee deems necessary, and the authority to obtain specialized training for Committee members, at the expense of the Fund, as appropriate.

The Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full Committee at its next regularly scheduled meeting.

Role and Responsibilities

The function of the Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control over financial reporting, an auditor’s responsibility to plan and carry out a proper audit. Specifically, the Fund’s management is responsible for: (1) the preparation, presentation and integrity of the Fund’s financial statements; (2) the maintenance of appropriate accounting and financial reporting principles and policies; and (3) the maintenance of internal control over financial reporting and other procedures designed to assure compliance with accounting standards and related laws and regulations. The independent auditors are responsible for planning and carrying out an audit consistent with applicable professional standards and the terms of their engagement letter. Nothing in this Charter shall be construed to reduce the responsibilities or liabilities of the Fund’s service providers, including the auditors.

Although the Committee is expected to take a detached and questioning approach to the matters that come before it, the review of a Fund’s financial statements by the Committee is not an audit, nor does the Committee’s review substitute for the responsibilities of the Fund’s management for preparing, or the independent auditors for auditing, the financial statements. Members of the Committee are not full-time employees of the Fund and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct “field work” or other types of auditing or accounting reviews or procedures. In discharging their duties, the members of the Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officer(s) of the Fund whom the trustee reasonably believes to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the trustee reasonably believes are within the person’s professional or expert competence; or (3) a Board committee of which the trustee is not a member.

Operating Policies

(a)        The chair or a majority of the members shall be authorized to call a meeting of the Committee and shall send notice thereof.

(b)        At least one of the regularly scheduled meetings shall be an in-person meeting of the members; however, with respect to all other meetings, members may attend telephonically, and the Committee may act by written consent, to the extent permitted by law and by the Fund’s Amended and Restated Bylaws.

(c)        The Committee shall have the authority to meet privately and to admit non-members individually by invitation.

(d)        The Committee shall meet at least once annually, in separate executive session(s), with representatives of Fund management and the Fund’s independent auditors. The Committee may also request to meet with internal legal counsel and compliance personnel of the Fund’s investment adviser and with other service providers to discuss matters relating to the Fund’s accounting and compliance as well as other Fund-related matters.

(e)        The Committee shall prepare and retain minutes of its meetings and appropriate documentation of decisions made outside of meetings by delegated authority.

(f)        The Committee may select one of its members to be the chair and may select a vice chair.

(g)        A majority of the members of the Committee shall constitute a quorum for the transaction of business at any meeting of the Committee. The action of a majority of the members of the Committee present at a meeting at which a quorum is present shall be the action of the Committee.

(h)        The Board shall adopt and approve this Charter and may amend it on the Board’s own motion. The Committee shall review this Charter at least annually and recommend to the full Board any changes the Committee deems appropriate.

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